UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4880

DREYFUS PREMIER GNMA FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/06

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
GNMA Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier GNMA Fund, covering the six-month period from January 1, 2006, through June 30, 2006.

After a long period of remarkable resilience, the U.S. bond market encountered heightened volatility during the first half of 2006, as investors reacted to each new release of economic data or comment from members of the Federal Reserve Board (the “Fed”). The economic data often painted a contradictory picture, sometimes suggesting that inflationary pressures were increasing and, at other times, seeming to point to milder economic growth.The Fed also sent mixed signals as investors attempted to determine whether the U.S. central bank might pause in its tightening campaign after seventeen consecutive rate hikes since June 2004.

In the judgment of our Chief Economist, Richard Hoey, the U.S. economy may be moving into a more mature, slower-growth phase. However, a number of economic uncertainties remain. Indicators to watch in the months ahead include the outlook for inflation, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies.As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Robert Bayston, Portfolio Manager

How did Dreyfus Premier GNMA Fund perform relative to its benchmark?

For the six-month period ended June 30, 2006, the fund achieved total returns of –1.23% for Class A shares, –1.49% for Class B shares and –1.58% for Class C shares. The fund also produced aggregate income dividends of approximately $0.31, $0.27 and $0.26 for its Class A, B and C shares, respectively.1 In comparison, the fund’s benchmark, the Lehman Brothers GNMA Index (the “Index”), achieved a total return of –0.53% .2

After demonstrating remarkable resilience during most of the Federal Reserve Board’s (the “Fed”) credit-tightening campaign, bond prices began to fall as investors became more concerned about potential inflationary pressures. The fund produced lower returns than the Index, which we attribute primarily to our yield-curve strategy late in the reporting period. In addition, the Index does not include fees and expenses to which the fund is subject.

What is the fund’s investment approach?

The fund seeks to maximize total return consisting of capital appreciation and current income.

The fund invests at least 80% of its assets in Government National Mortgage Association (“Ginnie Mae” or “GNMA”) securities. The fund may also purchase other securities issued or guaranteed by the U.S. government, such as U.S. Treasury securities. The fund is not permitted to invest in any other type of security.The fund may, but is not required to, use certain derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest-rate risk, or as part of a hedging strategy.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

As it has since June 2004, the Fed continued its effort to forestall inflationary pressures by raising short-term interest rates four times during the first half of 2006, driving the overnight federal funds rate to 5.25% by the end of June. During much of the Fed’s credit-tightening campaign, longer-term fixed-income securities held up remarkably well, primarily due to investors’ low inflation expectations and robust demand from overseas investors.As a result, the difference between shorter- and longer-term bond yields narrowed considerably. Indeed, at times during the first quarter of 2006, shorter-term rates exceeded longer-term yields of U.S. Treasury securities, a phenomenon known as an “inverted yield curve.”

Over the second half of the reporting period, however, longer-term yields began to climb more sharply, eroding longer-term bond prices, as investors became more concerned that resurgent energy prices and other inflationary pressures might cause the Fed to raise rates more than previously expected. Comments in early May from Fed Chairman Ben Bernanke appeared to lend credence to this view. Mortgage-backed securities fared somewhat worse than U.S.Treasury securities in the ensuing volatile market environment as investors engaged in a “flight to quality.”

The fund maintained a relatively short average duration for most of the reporting period. At first, this position limited the fund’s ability to participate in strength related to the stability of longer-term bond yields and prices. Later in the reporting period, when longer-term bond yields began to rise, the fund’s short duration stance contributed positively to performance, effectively sheltering the fund from the full brunt of market weakness among longer-term securities.

Conversely, for the reporting period overall, our yield curve strategy detracted from the fund’s performance. At the start of the reporting period, we had maintained a “barbell” yield curve strategy, which deemphasized bonds with five- to 10-year maturities in favor of securities at the short and long ends of the market’s maturity range. This strategy helped the fund participate more fully in gains as yield differences

4

narrowed.In January,we began to move gradually toward a more “bulleted” structure by increasing the fund’s exposure to securities in the five- to 10-year range.While this new positioning enabled the fund to limit the effects of weakness among longer-term bonds in April, it prevented the fund from benefiting from a re-flattening of the yield curve in May and June.

Within the GNMA securities market, we generally de-emphasized traditional mortgage pass-through securities, which we regarded as fully valued, in favor of alternatives such as GNMA project loans and, at times, Treasury Inflation Protected Securities. These alternatives offered better risk/return profiles compared to traditional GNMA pass-through securities, and this security selection strategy helped boost the fund’s total return.

What is the fund’s current strategy?

A cooling housing market and moderating consumer spending suggest to us that the end of the Fed’s credit-tightening campaign may be in sight. Accordingly, we’ve maintained a bulleted yield curve strategy in anticipation of wider yield differences along the maturity spectrum, and we extended the fund’s average duration toward a range that is roughly in line with the Index. In addition, we have continued to invest a portion of the fund’s assets in GNMA project loans, which we believe should continue to provide for better valuation over traditional GNMA pass-though securities. In our judgment, these are prudent strategies in today’s changing market environment.

July 17, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers GNMA Index (unhedged) is an unmanaged, total return performance benchmark for the GNMA market consisting of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier GNMA Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.47	$ 8.12	$ 9.05
Ending value (after expenses)	$987.70	$985.10	$984.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 5.56	$ 8.25	$ 9.20
Ending value (after expenses)	$1,019.29	$1,016.61	$1,015.67

† Expenses are equal to the fund’s annualized expense ratio of 1.11% for Class A, 1.65% for Class B and 1.84%
for Class C; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2006 (Unaudited)
	Principal
Bonds and Notes—100.7%	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed—99.0%
Government National Mortgage Association I:
5.00%	5,495,000 [a]	5,201,347
6.00%	1,600,000 [a]	1,586,992
5.00%, 5/15/33—6/15/34	5,694,822	5,397,609
5.50%, 6/15/20—9/15/35	27,024,435	26,276,000
6.00%, 10/15/19—10/15/33	9,077,862	9,041,244
6.50%, 10/15/08—5/15/28	1,359,546	1,376,171
7.50%, 2/15/22—12/15/23	570,503	596,622
8.00%, 4/15/08—12/15/22	686,314	718,449
8.50%, 10/15/16—11/15/22	320,331	343,591
9.00%, 11/15/19—12/15/22	269,652	290,703
9.50%, 5/15/18—1/15/25	225,047	246,825
Ser. 2004-43, Cl. A, 2.82%, 12/16/19	877,972	832,690
Ser. 2005-34, Cl. A, 3.96%, 9/16/21	495,644	480,723
Ser. 2005-76, Cl. A, 3.96%, 5/16/30	1,183,529	1,135,885
Ser. 2005-79, Cl. A, 4.00%, 10/16/33	1,186,884	1,140,253
Ser. 2005-50, Cl. A, 4.02%, 10/16/26	964,821	930,015
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	559,952	537,660
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	1,241,550	1,203,487
Ser. 2004-51, Cl. A, 4.15%, 2/16/18	578,606	560,873
Ser. 2005-67, Cl. A, 4.22%, 6/16/21	2,567,112	2,494,573
Ser. 2005-52, Cl. A, 4.29%, 1/16/30	390,931	378,487
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	467,175	454,682
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	500,000	483,480
Ser. 2005-87, Cl. A, 4.45%, 3/16/25	1,204,125	1,167,129
Government National Mortgage Association II:
4.38%, 4/20/30—6/20/32	1,468,189 [b]	1,471,975
4.50%, 7/20/30—7/20/32	610,643 [b]	610,510
5.00%, 9/20/33—1/20/36	9,226,876	8,685,050
5.50%, 1/20/34—1/20/36	13,736,717	13,268,666
6.00%, 6/20/35—6/20/36	9,174,265	9,082,468
6.50%, 5/20/31	1,678,317	1,695,621
7.00%, 1/20/30—4/20/32	1,951,342	2,000,376
7.50%, 9/20/30	15,190	15,778
9.00%, 7/20/25	153,226	165,435
		99,871,369
U.S. Treasury Notes—1.7%
3.50%, 2/15/10	1,800,000 [c]	1,705,360
Total Bonds and Notes
(cost $104,910,360)		101,576,729

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Short-Term Investments—5.6%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.65%, 7/27/06	2,000,000	1,994,140
4.69%, 8/3/06	2,000,000	1,992,180
4.70%, 8/24/06	1,000,000	993,170
4.81%, 9/7/06	675,000 [d]	669,107
Total Short-Term Investments
(cost $5,646,496)		5,648,597

Other Investment—.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $291,000)	291,000 [e]	291,000

Total Investments (cost $110,847,856)	106.6%	107,516,326
Liabilities, Less Cash and Receivables	(6.6%)	(6,690,907)
Net Assets	100.0%	100,825,419

[a] Purchased on a forward commitment basis.
[b] Variable rate security—interest rate subject to periodic change.
[c] All of this security is on loan. At June 30, 2006, the total market value of the fund’s security on loan is
$1,705,360 and the total market value of the collateral held by the fund is $1,761,750 in U.S. Government and agency securities.
[d] Partially held by a broker as collateral for open financial futures positions.
[e] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

U.S. Government Agencies/		U.S.Treasury Notes	1.7
Mortgage-Backed	99.0	Futures	(.2)
Short-Term/Money
Market Investments	5.9		106.4

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES

June 30, 2006 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2006 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	319	32,986,594	September 2006	(198,063)
Financial Futures Short
U.S. Treasury 10 Year Notes	97	(10,171,359)	September 2006	33,344
U.S. Treasury 30 Year Bonds	48	(5,119,500)	September 2006	12,188
				(152,531)

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		110,556,856	107,225,326
Affiliated issuers		291,000	291,000
Dividends and interest receivable			478,709
Receivable for shares of Beneficial Interest subscribed			26,847
Prepaid expenses			19,650
			108,041,532

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			116,014
Cash overdraft due to Custodian			126,615
Payable for investment securities purchased			6,823,713
Payable for shares of Beneficial Interest redeemed			87,658
Payable for futures variation margin—Note 4			6,689
Accrued expenses			55,424
			7,216,113

Net Assets ($)			100,825,419

Composition of Net Assets ($):
Paid-in capital			107,526,000
Accumulated distributions in excess of
investment income—net			(96,120)
Accumulated net realized gain (loss) on investments			(3,120,400)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($152,531) net unrealized
(depreciation) on financial futures]			(3,484,061)

Net Assets ($)			100,825,419

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	59,809,714	27,393,866	13,621,839
Shares Outstanding	4,134,949	1,893,138	941,900

Net Asset Value Per Share ($)	14.46	14.47	14.46

See notes to financial statements.
10

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)
Investment Income ($):
Income:
Interest	2,808,630
Dividends;
Affiliated issuers	6,485
Income from securities lending	170
Total Income	2,815,285
Expenses:
Management fee—Note 3(a)	303,095
Shareholder servicing costs—Note 3(c)	219,680
Distribution fees—Note 3(b)	132,366
Professional fees	24,201
Registration fees	23,319
Prospectus and shareholders’ reports	15,025
Custodian fees—Note 3(c)	13,079
Trustees’ fees and expenses—Note 3(d)	1,714
Loan commitment fees—Note 2	750
Miscellaneous	18,785
Total Expenses	752,014
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(3,868)
Net Expenses	748,146
Investment Income—Net	2,067,139

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(518,053)
Net realized gain (loss) on financial futures	173,236
Net Realized Gain (Loss)	(344,817)
Net unrealized appreciation (depreciation) on investments [including
($87,484) net unrealized (depreciation) on financial futures]	(3,154,528)
Net Realized and Unrealized Gain (Loss) on Investments	(3,499,345)
Net (Decrease) in Net Assets Resulting from Operations	(1,432,206)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Operations ($):
Investment income—net	2,067,139	3,715,074
Net realized gain (loss) on investments	(344,817)	408,108
Net unrealized appreciation
(depreciation) on investments	(3,154,528)	(1,046,387)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,432,206)	3,076,795

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,370,108)	(2,777,192)
Class B shares	(547,010)	(1,284,291)
Class C shares	(269,499)	(601,955)
Total Dividends	(2,186,617)	(4,663,438)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	3,590,858	13,552,475
Class B shares	572,444	1,873,047
Class C shares	743,804	5,963,644
Dividends reinvested:
Class A shares	954,478	1,914,646
Class B shares	383,239	864,693
Class C shares	153,363	333,691
Cost of shares redeemed:
Class A shares	(12,017,728)	(20,462,799)
Class B shares	(5,646,253)	(15,398,994)
Class C shares	(5,055,659)	(8,061,904)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(16,321,454)	(19,421,501)
Total Increase (Decrease) in Net Assets	(19,940,277)	(21,008,144)

Net Assets ($):
Beginning of Period	120,765,696	141,773,840
End of Period	100,825,419	120,765,696
Undistributed (distributions in excess of)
investment income—net	(96,120)	23,358

12

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	242,222	900,329
Shares issued for dividends reinvested	64,953	127,180
Shares redeemed	(816,311)	(1,360,681)
Net Increase (Decrease) in Shares Outstanding	(509,136)	(333,172)

Class B [a]
Shares sold	38,765	124,084
Shares issued for dividends reinvested	26,066	57,477
Shares redeemed	(382,248)	(1,023,752)
Net Increase (Decrease) in Shares Outstanding	(317,417)	(842,191)

Class C
Shares sold	50,248	395,295
Shares issued for dividends reinvested	10,439	22,186
Shares redeemed	(341,724)	(535,305)
Net Increase (Decrease) in Shares Outstanding	(281,037)	(117,824)

[a]	During the period ended June 30, 2006, 93,617 Class B shares representing $1,391,587 were automatically converted to 93,637 Class A shares and during the period ended December 31, 2005, 328,692 Class B shares representing $4,945,894 were automatically converted to 328,865 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class A Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	14.95	15.13	15.40	15.66	15.10	14.76
Investment Operations:
Investment income—net [a]	.29	.46	.47	.37	.53	.68
Net realized and unrealized
gain (loss) on investments	(.47)	(.07)	(.07)	.01	.60	.35
Total from Investment Operations	(.18)	.39	.40	.38	1.13	1.03
Distributions:
Dividends from
investment income—net	(.31)	(.57)	(.66)	(.64)	(.57)	(.69)
Dividends from net realized
gain on investments	—	—	(.01)	—	—	—
Total Distributions	(.31)	(.57)	(.67)	(.64)	(.57)	(.69)
Net asset value, end of period	14.46	14.95	15.13	15.40	15.66	15.10

Total Return (%) [b]	(1.23)[c]	2.64	2.71	2.46	7.60	7.12

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12[d]	1.08	1.10	1.09	1.06	1.04
Ratio of net expenses
to average net assets	1.11[d]	1.06	1.10	1.09	1.06	1.04
Ratio of net investment income
to average net assets	4.00[d]	3.07	3.12	2.37	3.41	4.57
Portfolio Turnover Rate	92.36[c,e] 403.22[e]		444.53[e]	442.18[e]	366.50	507.76

Net Assets, end of period
($ X 1,000)	59,810	69,427	75,295	88,481	100,311	93,701

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
[e]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2006,
	December 31, 2005, December 31, 2004 and December 31, 2003, were 14.85%, 110.69%, 233.47% and
193.58%, respectively.
See notes to financial statements.
14

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	14.96	15.13	15.41	15.67	15.11	14.77
Investment Operations:
Investment income—net [a]	.25	.38	.40	.29	.44	.60
Net realized and unrealized
gain (loss) on investments	(.47)	(.06)	(.09)	.01	.61	.36
Total from Investment Operations	(.22)	.32	.31	.30	1.05	.96
Distributions:
Dividends from
investment income—net	(.27)	(.49)	(.58)	(.56)	(.49)	(.62)
Dividends from net realized
gain on investments	—	—	(.01)	—	—	—
Total Distributions	(.27)	(.49)	(.59)	(.56)	(.49)	(.62)
Net asset value, end of period	14.47	14.96	15.13	15.41	15.67	15.11

Total Return (%) [b]	(1.49)[c]	2.15	2.10	1.96	7.05	6.58

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.65[d]	1.62	1.63	1.58	1.57	1.55
Ratio of net expenses
to average net assets	1.65[d]	1.61	1.63	1.58	1.57	1.55
Ratio of net investment income
to average net assets	3.46[d]	2.53	2.64	1.88	2.88	3.99
Portfolio Turnover Rate	92.36[c,e] 403.22[e]		444.53[e]	442.18[e]	366.50	507.76

Net Assets, end of period
($ X 1,000)	27,394	33,059	46,199	65,520	78,150	42,121

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
[e]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2006,
	December 31, 2005, December 31, 2004 and December 31, 2003, were 14.85%, 110.69%, 233.47% and
193.58%, respectively.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class C Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	14.95	15.13	15.40	15.65	15.10	14.76
Investment Operations:
Investment income—net[a]	.24	.36	.38	.26	.40	.56
Net realized and unrealized
gain (loss) on investments	(.47)	(.08)	(.09)	.02	.60	.36
Total from Investment Operations	(.23)	.28	.29	.28	1.00	.92
Distributions:
Dividends from
investment income—net	(.26)	(.46)	(.55)	(.53)	(.45)	(.58)
Dividends from net realized
gain on investments	—	—	(.01)	—	—	—
Total Distributions	(.26)	(.46)	(.56)	(.53)	(.45)	(.58)
Net asset value, end of period	14.46	14.95	15.13	15.40	15.65	15.10

Total Return (%) [b]	(1.58)[c]	1.90	1.97	1.81	6.73	6.32

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.85[d]	1.81	1.83	1.78	1.80	1.79
Ratio of net expenses
to average net assets	1.84[d]	1.79	1.83	1.78	1.80	1.79
Ratio of net investment income
to average net assets	3.27[d]	2.36	2.50	1.66	2.63	3.68
Portfolio Turnover Rate	92.36[c,e] 403.22[e]		444.53[e]	442.18[e]	366.50	507.76

Net Assets, end of period
($ X 1,000)	13,622	18,280	20,280	33,820	29,035	10,874

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not annualized.
[d] Annualized.
[e]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2006,
	December 31, 2005, December 31, 2004 and December 31, 2003, were 14.85%, 110.69%, 233.47% and
193.58%, respectively.
See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier GNMA Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its assets in GNMA certificates, which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association. The fund has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in its policy to so invest its assets. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares in each of the following classes: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective June 1,2006,the fund will no longer offer Class B shares,except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

18

(a) Portfolio valuation: Investments in securities (excluding short-term investments other than U.S.Treasury Bills, options and financial futures) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on dispositions, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their NAV. Financial futures and options, which are traded on an exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a

20

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $2,393,335 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $1,244,345 of the carryover expires in fiscal 2012 and $1,148,990 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005, were as follows: ordinary income $4,663,438. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2006, the fund did not borrow under the Facility.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended June 30, 2006, the Distributor retained $2,666 from commissions earned on sales of the fund’s Class A shares and $48,551 and $2,148 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2006, Class B and Class C shares were charged $74,342 and $58,024, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2006, Class A, Class B and Class C shares were charged $81,258, $37,171 and $19,341, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

22

sonnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2006, the fund was charged $55,730 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2006, the fund was charged $13,079 pursuant to the custody agreement.

During the period ended June 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $45,998, Rule 12b-1 distribution plan fees $19,856, custodian fees $9,016, shareholder services plan fees $20,908, chief compliance officer fees $1,926 and transfer agency per account fees $18,310.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures during the period ended June 30, 2006, amounted to $105,569,369 and $127,913,561, respectively, of which $88,601,080 in purchases and $88,662,569 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2006, are set forth in the Statement of Financial Futures.

At June 30, 2006, accumulated net unrealized depreciation on investments was $3,331,530, consisting of $192,920 gross unrealized appreciation and $3,524,450 gross unrealized depreciation.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

For	More	Information

Dreyfus Premier
GNMA Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 24, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 24, 2006

EXHIBIT INDEX
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)